UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21403

Name of Fund:	Western Asset/Claymore Inflation-Linked Securities & Income Fund

Address of Principal Executive Offices:	385 East Colorado Boulevard Pasadena, CA 91101

Name and address of agent for service:	Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 Stamford Place Stamford, CT 06902

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

FORM N-Q

MARCH 31, 2015

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Schedule of investments (unaudited)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 101.4%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	482,849	$572,214
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	28,027,389	32,803,004	(a)
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	11,561,440	16,307,053
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	990,717	1,265,486
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	3,796,340	5,575,578
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	3,298,142	4,445,536
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	6,208,709	6,278,557
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	6,608,355	6,474,642
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	2,356,886	2,770,262
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	3,424,539	3,482,328
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/15	59,473,453	59,571,049	(a)
U.S. Treasury Notes, Inflation Indexed	2.000%	1/15/16	53,101,591	54,458,178	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/16	23,021,573	23,253,584	(a)
U.S. Treasury Notes, Inflation Indexed	2.500%	7/15/16	659,729	692,974
U.S. Treasury Notes, Inflation Indexed	2.375%	1/15/17	14,499,966	15,362,032	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/17	4,116,440	4,189,762
U.S. Treasury Notes, Inflation Indexed	2.625%	7/15/17	2,131,523	2,314,201
U.S. Treasury Notes, Inflation Indexed	1.625%	1/15/18	836,805	891,458
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/18	12,831,747	13,090,384	(a)
U.S. Treasury Notes, Inflation Indexed	1.375%	7/15/18	7,273,305	7,783,570
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/19	402,819	443,447
U.S. Treasury Notes, Inflation Indexed	1.250%	7/15/20	23,292,140	25,248,307
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	21,370,600	22,940,014
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	13,596,250	14,249,509
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	25,146,976	25,353,256
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	10,113,578	10,217,869
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	21,468,180	21,560,429
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	4,379,184	4,490,376
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	6,577,622	6,851,001
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	1,122,216	1,121,777

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $390,258,408)				394,057,837

ASSET-BACKED SECURITIES - 0.0%
Amresco Residential Securities Mortgage Loan Trust, 1997-3 M1A	0.729%	9/25/27	810	778	(b)
EMC Mortgage Loan Trust, 2004-C A1	0.724%	3/25/31	8,254	8,123	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $4,054)				8,901

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
Banc of America Mortgage Securities Inc., 2003-D	2.622%	5/25/33	28,867	28,813	(b)
Bear Stearns Adjustable Rate Mortgage Trust, 2004-9 24A1	3.377%	11/25/34	71,063	68,919	(b)
Chase Mortgage Finance Corp., 2007-A1 2A3	2.466%	2/25/37	18,617	18,617	(b)
Countrywide Alternative Loan Trust, 2004-J1	6.000%	2/25/34	3,853	3,920
Federal Home Loan Mortgage Corp. (FHLMC), 4013 AI, IO	4.000%	2/15/39	4,847,404	719,743
Federal Home Loan Mortgage Corp. (FHLMC), 4057 UI, IO	3.000%	5/15/27	2,286,666	264,117
Federal Home Loan Mortgage Corp. (FHLMC), 4085, IO	3.000%	6/15/27	6,833,500	747,603
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.924%	9/16/46	12,233,910	576,951	(b)

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2012-044 IO, IO	0.759%	3/16/49	2,142,344	$103,887	(b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.837%	2/16/53	8,561,217	537,953	(b)
Government National Mortgage Association (GNMA), 2012-114 IO, IO	0.971%	1/16/53	2,393,854	192,289	(b)
Government National Mortgage Association (GNMA), 2012-125 IO, IO	0.857%	2/16/53	2,338,688	149,297	(b)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.754%	1/16/54	7,814,613	497,181	(b)
Government National Mortgage Association (GNMA), 2012-89 IO, IO	1.270%	12/16/53	3,827,774	235,213	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.122%	9/16/44	3,904,673	286,958	(b)
Government National Mortgage Association (GNMA), 2014-016 IO, IO	1.032%	6/16/55	6,818,302	469,522	(b)
Government National Mortgage Association (GNMA), 2014-047 IA, IO	1.379%	2/16/48	4,283,158	329,204	(b)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	1.035%	9/16/55	4,217,460	295,290	(b)
Government National Mortgage Association (GNMA), 2014-169 IO, IO	1.105%	10/16/56	21,107,909	1,672,359	(b)
GSR Mortgage Loan Trust, 2004-11 1A1	2.543%	9/25/34	177,136	166,409	(b)
JPMorgan Mortgage Trust, 2003-A1 1A1	2.050%	10/25/33	40,131	40,016	(b)
JPMorgan Mortgage Trust, 2004-A1 1A1	1.990%	2/25/34	6,380	6,339	(b)
JPMorgan Mortgage Trust, 2006-A2 5A1	2.430%	11/25/33	7,452	7,515	(b)
Merrill Lynch Mortgage Investors Inc., 2003-H A3	1.940%	1/25/29	4,297	4,238	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.379%	2/25/34	18,388	18,468	(b)
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	11,901	13,343
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	86,556	83,112
Sequoia Mortgage Trust, 2003-8 A1	0.816%	1/20/34	19,037	18,144	(b)
WaMu Mortgage Pass-Through Certificates, 2003-AR8 A	2.381%	8/25/33	16,719	17,172	(b)
WaMu Mortgage Pass-Through Certificates, 2007-HY1 1A1	2.151%	2/25/37	197,033	164,017	(b)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	16,909	17,798

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $7,607,196)				7,754,407

CORPORATE BONDS & NOTES - 14.1%
CONSUMER STAPLES - 0.9%
Tobacco - 0.9%
Altria Group Inc., Senior Notes	2.850%	8/9/22	850,000	845,005
Altria Group Inc., Senior Notes	9.950%	11/10/38	1,000,000	1,735,488
Reynolds American Inc., Senior Notes	4.750%	11/1/42	1,000,000	1,031,474

TOTAL CONSUMER STAPLES				3,611,967

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Ecopetrol SA, Senior Notes	5.875%	9/18/23	1,500,000	1,610,250
Petrobras International Finance Co., Senior Notes	5.375%	1/27/21	1,000,000	907,150
Petrobras International Finance Co., Senior Notes	6.750%	1/27/41	1,123,000	994,259
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	1,277,000	1,288,174
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	1,500,000	1,503,750	(c)

TOTAL ENERGY				6,303,583

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 6.9%
Banks - 4.4%
Bank of America Corp., Senior Notes	4.500%	4/1/15	940,000	$940,000
Bank of America Corp., Senior Notes	6.500%	8/1/16	970,000	1,035,232
Bank of America Corp., Senior Notes	4.100%	7/24/23	750,000	800,286
Bank of America Corp., Senior Notes	5.000%	1/21/44	810,000	929,736
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,160,000	2,528,550
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	1,500,000	2,000,184
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	2,250,000	2,196,562	(b)(d)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	1,080,000	1,295,426
MUFG Americas Holdings Corp., Senior Notes	3.000%	2/10/25	1,120,000	1,107,323
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	5/21/15	2,700,000	2,665,980	(b)(d)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	1,300,000	1,531,370

Total Banks				17,030,649

Capital Markets - 0.7%
Goldman Sachs Group Inc., Senior Notes	6.250%	9/1/17	1,000,000	1,108,934
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	1,500,000	1,526,331

Total Capital Markets				2,635,265

Consumer Finance - 0.4%
American Express Co., Subordinated Debentures	6.800%	9/1/66	730,000	766,646	(b)
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	700,000	831,201

Total Consumer Finance				1,597,847

Diversified Financial Services - 1.4%
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	1,000,000	1,133,273	(c)
General Electric Capital Corp., Junior Subordinated Bonds	6.250%	12/15/22	2,000,000	2,250,000	(b)(d)
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	1,500,000	2,157,792

Total Diversified Financial Services				5,541,065

TOTAL FINANCIALS				26,804,826

HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	1,000,000	1,086,720
Medtronic Inc., Senior Notes	3.500%	3/15/25	1,500,000	1,568,087	(c)

TOTAL HEALTH CARE				2,654,807

INDUSTRIALS - 0.6%
Airlines - 0.3%
Air Canada, Pass-Through Trust, Secured Notes	4.125%	5/15/25	952,306	1,002,302	(c)

Construction & Engineering - 0.3%
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	1,500,000	1,211,250	(c)

TOTAL INDUSTRIALS				2,213,552

MATERIALS - 0.9%
Chemicals - 0.4%
Braskem Finance Ltd., Senior Bonds	6.450%	2/3/24	710,000	685,150
Braskem Finance Ltd., Senior Notes	5.750%	4/15/21	790,000	744,575	(c)

Total Chemicals				1,429,725

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - 0.5%
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,000,000		$911,550
Vale SA, Senior Notes	5.625%	9/11/42	1,362,000		1,178,675

Total Metals & Mining					2,090,225

TOTAL MATERIALS					3,519,950

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
AT&T Inc., Senior Notes	5.350%	9/1/40	1,000,000		1,091,316
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	1,500,000		1,651,875	(c)
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	2,073,000		2,699,375
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	1,076,000		1,116,447

TOTAL TELECOMMUNICATION SERVICES					6,559,013

UTILITIES - 0.8%
Electric Utilities - 0.8%
FirstEnergy Corp., Notes	7.375%	11/15/31	1,000,000		1,269,925
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	1,500,000		1,959,708

TOTAL UTILITIES					3,229,633

TOTAL CORPORATE BONDS & NOTES (Cost - $52,615,190)					54,897,331

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 14.4%
Australia - 1.0%
Australia Government Bond, Senior Bonds	2.500%	9/20/30	3,400,000	AUD	3,871,364	(e)

Brazil - 3.9%
Federative Republic of Brazil, Notes	6.000%	8/15/22	43,736,454	BRL	13,516,988
Federative Republic of Brazil, Notes	6.000%	8/15/50	5,655,889	BRL	1,680,733

Total Brazil					15,197,721

Canada - 1.2%
Government of Canada, Bonds	4.250%	12/1/26	3,679,988	CAD	4,528,284

Israel - 1.6%
Government of Israel, Bonds	3.000%	10/31/19	10,335,700	ILS	3,036,742
Government of Israel, Bonds	4.000%	7/31/24	9,643,680	ILS	3,348,444

Total Israel					6,385,186

Japan - 0.6%
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	9/10/23	281,877,600	JPY	2,525,229

Mexico - 0.4%
United Mexican States, Senior Bonds	4.500%	12/4/25	22,250,705	MXN	1,665,739

New Zealand - 1.0%
New Zealand Government Bond, Senior Bonds	2.000%	9/20/25	4,760,000	NZD	3,760,026	(e)

Sweden - 0.9%
Kingdom of Sweden, Bonds	0.250%	6/1/22	26,230,000	SEK	3,411,683

United Kingdom - 3.8%
United Kingdom Gilt, Bonds	0.125%	11/22/19	9,152,807	GBP	14,573,846	(e)

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $65,252,190)					55,919,078

SOVEREIGN BONDS - 5.2%
Mexico - 4.1%
United Mexican States, Bonds	8.000%	6/11/20	22,950,000	MXN	1,682,893
United Mexican States, Bonds	6.500%	6/9/22	195,250,000	MXN	13,380,235
United Mexican States, Medium-Term Notes	6.050%	1/11/40	520,000		642,200
United Mexican States, Senior Notes	4.600%	1/23/46	401,000		410,022

Total Mexico					16,115,350

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
South Africa - 1.1%
Republic of South Africa, Senior Notes	5.875%	9/16/25	3,700,000	$4,237,240

TOTAL SOVEREIGN BONDS (Cost - $22,235,352)				20,352,590

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
U.S. Government Obligations - 0.1%
U.S. Treasury Notes (Cost - $349,403)	2.000%	2/15/25	350,000	352,215

		EXPIRATION DATE	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
Credit default swaption with Barclays Capital Inc. to buy protection on Markit CDX.NA.IG.23 Index, Put @ $67.50		4/15/15	80,496,000	40,159
Credit default swaption with JPMorgan Securities Inc. to buy protection on Markit CDX.NA.IG.23 Index, Put @ $67.50		5/20/15	76,720,000	128,916

TOTAL PURCHASED OPTIONS (Cost - $239,646)				169,075

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $538,561,439)				533,511,434

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 2.6%
Repurchase Agreements - 2.6%
Bank of America repurchase agreement dated 3/31/15; Proceeds at maturity - $10,200,026; (Fully collateralized by U.S. government obligations, 4.500% due 5/15/38; Market value - $10,404,000) (Cost - $10,200,000)	0.090%	4/1/15	10,200,000	10,200,000

TOTAL INVESTMENTS - 139.9% (Cost - $548,761,439#)				543,711,434
Liabilities in Excess of Other Assets - (39.9)%				(155,173,380)

TOTAL NET ASSETS - 100.0%				$388,538,054

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
GBP	—British Pound
ILS	— Israeli Shekel
IO	— Interest Only
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
SEK	— Swedish Krona

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS/ NOTIONAL AMOUNT†	VALUE
U.S. Treasury 30-Year Bonds Futures, Put	4/24/15	$162.00	150	$180,469
Credit default swaption with Barclays Capital Inc. to sell protection on Markit CDX.NA.IG.23 Index, Put	4/15/15	77.50	120,744,000	16,952
Credit default swaption with JPMorgan Securities Inc. to sell protection on Markit CDX.NA.IG.23 Index, Put	5/20/15	77.50	115,080,000	96,118

TOTAL WRITTEN OPTIONS (Premiums received - $344,226)				$293,539

†	Face amount denominated in U.S. dollars, unless otherwise noted.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset/Claymore Inflation-Linked Securities & Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on September 26, 2003.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
U.S. Treasury inflation protected securities	—	$394,057,837	—	$394,057,837
Asset-backed securities	—	8,901	—	8,901
Collateralized mortgage obligations	—	7,754,407	—	7,754,407
Corporate bonds & notes:
Industrials	—	1,211,250	$1,002,302	2,213,552
Other corporate bonds & notes	—	52,683,779	—	52,683,779
Non-U.S. Treasury inflation protected securities	—	55,919,078	—	55,919,078
Sovereign bonds	—	20,352,590	—	20,352,590
U.S. government & agency obligations	—	352,215	—	352,215
Purchased options	—	169,075	—	169,075

Total long-term investments	—	$532,509,132	$1,002,302	$533,511,434

Short-term investments†	—	10,200,000	—	10,200,000

Total investments	—	$542,709,132	$1,002,302	$543,711,434

Other financial instruments:
Futures contracts	$2,504,527	—	—	$2,504,527
Forward foreign currency contracts	—	$7,007,477	—	7,007,477
Centrally cleared interest rate swaps	—	1,283	—	1,283

Total other financial instruments	$2,504,527	$7,008,760	—	$9,513,287

Total	$2,504,527	$549,717,892	$1,002,302	$553,224,721

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$180,469	$113,070	—	$293,539
Futures contracts	2,583,068	—	—	2,583,068
Forward foreign currency contracts	—	1,327,990	—	1,327,990
OTC total return swaps‡	—	43,162	—	43,162
Centrally cleared interest rate swaps	—	588,032	—	588,032

Total	$2,763,537	$2,072,254	—	$4,835,791

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,054,269
Gross unrealized depreciation	(17,104,274)

Net unrealized depreciation	$(5,050,005)

At March 31, 2015, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements
Deutsche Bank	0.23%	1/21/2015	4/8/2015	$97,259,250
Morgan Stanley	0.22%	1/29/2015	4/8/2015	24,900,000
Morgan Stanley	0.23%	2/4/2015	4/8/2015	14,770,000
Morgan Stanley	0.22%	2/25/2015	4/8/2015	32,486,250

				$169,415,500

On March 31, 2015, the total market value of underlying collateral (refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements was $172,926,343.

At March 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,613	12/17	$393,560,480	$395,487,438	$1,926,958
U.S. Treasury 5-Year Notes	1	6/15	119,785	120,211	426
U.S. Treasury 10-Year Notes	152	6/15	19,435,619	19,593,750	158,131
U.S. Treasury Ultra Long-Term Bonds	95	6/15	15,719,113	16,138,125	419,012

					2,504,527

Contracts to Sell:
90-Day Eurodollar	832	3/16	205,794,246	206,252,800	(458,554)
90-Day Eurodollar	1,613	12/18	392,207,258	394,197,038	(1,989,780)
U.S. Treasury Long-Term Bonds	43	6/15	6,911,891	7,046,625	(134,734)

					(2,583,068)

Net unrealized depreciation on open futures contracts					$(78,541)

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	16,000,000	USD	4,852,897	Bank of America N.A.	4/16/15	$143,010
USD	15,030,269	BRL	40,810,186	Bank of America N.A.	4/16/15	2,287,527
USD	4,588,785	CAD	5,490,000	Bank of America N.A.	4/16/15	254,891
USD	2,630,687	JPY	306,606,515	Bank of America N.A.	4/16/15	73,749
USD	3,676,653	MXN	56,230,000	Bank of America N.A.	4/16/15	(7,219)
USD	3,911,781	AUD	5,050,000	Barclays Bank PLC	4/16/15	68,629
USD	1,488,138	MXN	21,958,667	Barclays Bank PLC	4/16/15	49,530
AUD	4,600,000	USD	3,707,370	Citibank, N.A.	4/16/15	(206,678)
AUD	4,910,000	USD	3,828,327	Citibank, N.A.	4/16/15	(91,718)
BRL	3,458,000	USD	1,273,665	Citibank, N.A.	4/16/15	(193,925)
BRL	11,512,000	USD	4,202,994	Citibank, N.A.	4/16/15	(608,439)
BRL	82,425	USD	24,992	Citibank, N.A.	4/16/15	744
USD	3,771,832	AUD	4,660,000	Citibank, N.A.	4/16/15	225,478
USD	3,866,394	AUD	4,850,000	Citibank, N.A.	4/16/15	175,446
USD	11,363,000	BRL	31,089,167	Citibank, N.A.	4/16/15	1,655,589
USD	3,075,533	BRL	8,510,000	Citibank, N.A.	4/16/15	418,335
USD	14,912,915	GBP	9,900,000	Citibank, N.A.	4/16/15	228,614
USD	7,687,370	MXN	112,570,000	Citibank, N.A.	4/16/15	312,419
USD	1,488,138	MXN	21,955,244	Citibank, N.A.	4/16/15	49,754
USD	2,776,966	MXN	40,956,088	Citibank, N.A.	4/16/15	93,755
USD	1,516,235	MXN	22,690,000	Citibank, N.A.	4/16/15	29,714
EUR	14,172,724	USD	15,425,252	Bank of America N.A.	5/13/15	(177,802)
USD	16,098,542	EUR	14,172,724	Bank of America N.A.	5/13/15	851,091
CAD	4,651,817	USD	3,713,032	Citibank, N.A.	5/13/15	(42,209)
USD	3,732,825	CAD	4,651,817	Credit Suisse First Boston Inc.	5/13/15	62,002
USD	1,130,937	BRL	3,600,000	Citibank, N.A.	6/15/15	27,200

Total						$5,679,487

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	— United States Dollar

At March 31, 2015, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
UBS Warburg LLC	$123,000	5/15/30	2.110% semi-annually	3-Month LIBOR	$756	$1,283
Deutsche Bank AG	13,650,000	2/15/41	2.620% semi-annually	3-month LIBOR	—	(588,032)

Total	$13,773,000				$756	$(586,749)

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Capital Inc.	$32,060,000	1/27/20	1.925%*	CPURNSA*	—	$(22,871)
Barclays Capital Inc.	32,060,000	1/28/20	1.955%*	CPURNSA*	—	(20,291)

Total	$64,120,000				—	$(43,162)

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	One time payment at termination date.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on
Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore Inflation-Linked Securities & Income Fund

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Trustee and President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Trustee and President

Date:	May 22, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 22, 2015